INCOME TAX EXPENSES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INCOME TAX EXPENSES
17.	INCOME TAX EXPENSES

	For the six months ended June 30,
	2026 (Unaudited)	2025 (Unaudited)
	$	$
Current tax expense
Current period	6,085	118,245
Changes in estimates related to prior years	93,187	-
	99,272	118,245
Deferred tax expense
Origination and reversal of temporary difference	-	4,793
Income tax expenses	99,272	123,038

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:

	For the six months ended June 30,
	2026 (Unaudited)	2025 (Unaudited)
	$	$
Reconciliation between tax expenses and accounting profit at applicable tax rate
Loss before tax	(6,963,541)	(8,072,948)
Tax at the Singapore statutory rate	(1,183,802)	(1,372,401)
Difference from the effect of tax rates in a foreign jurisdiction	684,080	1,088,176
Tax losses-unrecognized deferred tax assets	638,689	141,243
Non-deductible expenses	40,247	328,499
Other non-taxable income	(173,129)	(62,479)
Changes in estimates related to prior years	93,187	-
Income tax expenses	99,272	123,038